Financial Risk Management - Additional Information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management [line items]
Percentage of debt at fixed rate	61.80%	46.90%
Percentage of debt at variable rate	38.20%	53.10%
Increase / decrease in libor plus spread rate	5.00%
Increase / decrease in pretax profit	S/ 10,000	S/ 750,000
Bottom of range [member]
Disclosure Of Financial Risk Management [line items]
Gearing ratio	0.10%
Top of range [member]
Disclosure Of Financial Risk Management [line items]
Gearing ratio	0.70%
Foreign exchange risk [member]
Disclosure Of Financial Risk Management [line items]
Percentage change in foreign currency	2.00%
Increase / decrease in pretax profit	S/ 700,000	500,000	S/ 100,000
Foreign currency translation adjustments	S/ 8,200,000	S/ 5,700,000	S/ 11,300,000
Valor Adquisitivo Constante [member]
Disclosure Of Financial Risk Management [line items]
Percentage of debt at fixed rate plus inflation rate	37.70%	27.70%
Percentage of debt at variable rate plus inflation rate	0.50%	25.40%